Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	May 03, 2021 CNY (¥) shares	Nov. 25, 2020 shares	Nov. 21, 2019 USD ($) $ / shares shares	May 31, 2019 shares	Feb. 28, 2019 $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 $ / shares shares	Feb. 28, 2019 CNY (¥)	Jun. 30, 2018 $ / shares	Jun. 30, 2018 CNY (¥) shares	Mar. 23, 2018 $ / shares	Mar. 23, 2018 CNY (¥) shares
Class Of Stock [Line Items]
Authorized share capital amount | ¥													¥ 50,000		¥ 50,000
Ordinary shares, shares authorized							1,000,000,000,000			1,000,000,000,000			1,000,000,000,000
Ordinary shares, shares issued							2,804,138,492			2,372,222,222			500,000,000		500,000,000
Ordinary shares, par value | $ / shares							$ 0.00000005			$ 0.00000005		$ 0.00000005		$ 0.0001
Issuance of ordinary shares (in shares)				233,217,776	222,222,222
Issuance of ordinary shares | ¥									¥ 669,559
Shares issued, price per share | $ / shares					$ 0.45
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance- | ¥									544,122
Ordinary shares, shares outstanding							2,577,386,552			2,328,326,132
Fair value of the warrant liability	¥ 258,782					¥ (190,178)	$ (29,843)	¥ 0	¥ 0
Proceeds from Issuance of Common Stock | ¥	770,673
cash consideration | ¥											¥ 100
American Depositary Shares
Class Of Stock [Line Items]
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance- | $			$ 90,000
Class A Common Shares
Class Of Stock [Line Items]
Shares issued upon conversion		45,000,000
Issuance of ordinary shares | ¥	¥ 1,029,455
Common stock vote per share						one vote	one vote
Ordinary shares, shares outstanding							2,265,762,108
Class of warrant or right, number of securities called by warrants or rights	10,119,045
Class B Common Shares
Class Of Stock [Line Items]
Shares converted		45,000,000
Common stock vote per share						fifteen votes	fifteen votes
Ordinary shares, shares outstanding							311,624,444
ADR [Member]
Class Of Stock [Line Items]
Issuance of ordinary shares (in shares)	4,047,620
Class of warrant or right, number of securities called by warrants or rights	674,603
Initial Public Offering
Class Of Stock [Line Items]
Number of ordinary shares in each american depositary share			15
Initial Public Offering | American Depositary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares (in shares)			10,000,000
Institutional Investors [Member]
Class Of Stock [Line Items]
Issuance of ordinary shares (in shares)					403,157
Institutional Investors [Member] | American Depositary Shares
Class Of Stock [Line Items]
Shares issued, price per share | $ / shares			$ 9.00
Institutional Investors [Member] | Class A Common Shares
Class Of Stock [Line Items]
Issuance of ordinary shares (in shares)	202,380,975
Class of warrant or right, number of securities called by warrants or rights	60,714,300
Institutional Investors [Member] | ADR [Member]
Class Of Stock [Line Items]
Issuance of ordinary shares (in shares)	13,492,065